Pensions (Tables)	12 Months Ended
Dec. 31, 2018
Pensions
Major classes of plan assets as a percentage of total plan assets

	2018			2017
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Major classes of plan assets as a percentage of total plan assets of the Main section	%	%	%	%	%	%
Equities	3.7%	5.2%	8.9%	21.9%	4.0%	25.9%
Index linked bonds	40.1%	—	40.1%	30.6%	—	30.6%
Government bonds	12.9%	—	12.9%	9.2%	—	9.2%
Corporate and other bonds	12.2%	5.2%	17.4%	15.8%	1.0%	16.8%
Real estate	—	5.5%	5.5%	—	5.2%	5.2%
Derivatives	—	6.1%	6.1%	—	8.1%	8.1%
Cash and other assets	—	9.1%	9.1%	—	4.2%	4.2%
	68.9%	31.1%	100.0%	77.5%	22.5%	100.0%

Summary of derivative instruments

	2018			2017
	Notional	Fair value		Notional	Fair value
	amounts	Assets	Liabilities	amounts	Assets	Liabilities
	£bn	£m	£m	£bn	£m	£m
Inflation rate swaps	13	347	502	11	310	555
Interest rate swaps	55	8,132	5,362	44	8,161	4,779
Currency forwards	10	22	164	12	160	34
Equity and bond call options	1	277	—	2	428	—
Equity and bond put options	4	3	1	3	3	1
Other	4	1,027	1,092	4	327	444

Changes in value of net pension liability

	Main section				All schemes
		Present value	Asset	Net		Present value	Asset	Net
	Fair	of defined	ceiling/	pension	Fair	of defined	ceiling/	pension
	value of	benefit	minimum	liability/	value of	benefit	minimum	liability/
	plan assets	obligation	funding (1)	(asset)	plan assets	obligation	funding (1)	(asset)
Changes in value of net pension liability/(asset)	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2017	43,824	38,851	4,973	—	49,229	43,990	5,326	87
Currency translation and other adjustments	—	—	—	—	46	46	3	3
Income statement	1,155	1,266	134	245	1,285	1,518	142	375
Statement of comprehensive income	1,580	(9)	1,608	19	1,728	4	1,634	(90)

Contributions by employer	264	—	—	(264)	627	—	—	(627)
Contributions by plan participants and other scheme members	4	4	—	—	10	10	—	—
Liabilities extinguished upon settlement	—	—	—	—	(744)	(755)	—	(11)
Benefits paid	(2,175)	(2,175)	—	—	(2,435)	(2,435)	—	—
At 1 January 2018	44,652	37,937	6,715	—	49,746	42,378	7,105	(263)
Currency translation and other adjustments	—	—	—	—	20	17	(1)	(4)
Income statement
Net interest expense	1,123	939	171	(13)	1,242	1,043	179	(20)
Current service cost	—	190	—	190	—	240	—	240
Past service cost	—	14	—	14	—	14	—	14
Loss on curtailments or settlements	—	—	—	—	—	74	—	74
	1,123	1,143	171	191	1,242	1,371	179	308

Statement of comprehensive income
Return on plan assets excluding recognised interest income	(1,891)	—	—	1,891	(2,090)	—	—	2,090
Experience gains and losses	—	122	—	122	—	81	—	81
Effect of changes in actuarial financial assumptions	—	(2,338)	—	(2,338)	—	(2,537)	—	(2,537)
Effect of changes in actuarial demographic assumptions	—	820	—	820	—	826	—	826
Asset ceiling adjustments:
Attributable to contributions required by ring fencing	—	—	2,000	2,000	—	—	2,053	2,053
Other movements in the year	—	—	(468)	(468)	—	—	(546)	(546)
	(1,891)	(1,396)	1,532	2,027	(2,090)	(1,630)	1,507	1,967

Contributions by employer	2,218	—	—	(2,218)	2,363	—	—	(2,363)
Contributions by plan participants and other scheme members	7	7	—	—	12	12	—	—
Liabilities extinguished upon settlement	—	—	—	—	(259)	(259)	—	—
Transfer of pension assets and liabilities from Main section (2)	(276)	(198)	(78)	—	—	—	—	—
Benefits paid	(2,027)	(2,027)	—	—	(2,282)	(2,282)	—	—
At 31 December 2018	43,806	35,466	8,340	—	48,752	39,607	8,790	(355)

Notes:

(1)

The group recognises the net pension scheme surplus or deficit as a net asset or liability. In doing so, the funded status is adjusted to reflect any schemes with a surplus that the Group may not be able to access, as well as any minimum funding requirement to pay in additional contributions. This is most relevant to the Main section, where the surplus is not recognised.

(2)

Includes adjustment for assets of £276 million and liabilities of £198 million transferred at no consideration to establish two separate sections of the RBS Group Pension Fund because ring-fencing rules do not allow employees outside the ring-fenced group to be members of the Main section.

(3)	The Group expects to make contributions to the Main section of £218 million in 2019.

	All schemes
	2018	2017
Amounts recognised on the balance sheet	£m	£m
Fund assets at fair value	48,752	49,746
Present value of fund liabilities	39,607	42,378
Funded status	9,145	7,368
Asset ceiling/minimum funding	8,790	7,105
	355	263

	2018	2017
Net pension asset/(liability) comprises	£m	£m
Net assets of schemes in surplus (included in Other assets, Note 17)	520	392
Net liabilities of schemes in deficit (included in Other liabilities, Note 20)	(165)	(129)
	355	263

Principal actuarial assumptions

	Principal IAS 19 actuarial assumptions		Principal assumptions of 2017 triennial valuation
	2018	2017	2017
	%	%
Discount rate	2.9	2.6	Fixed interest swap yield curve plus 0.8% per annum
Inflation assumption (RPI)	3.2	3.1	RPI swap yield curve
Rate of increase in salaries	1.8	1.8
Rate of increase in deferred pensions	3.1	3.0
Rate of increase in pensions in payment	2.9	2.9	Modelled allowance for relevant caps and floors
Lump sum conversion rate at retirement	20	21	18%
Longevity at age 60:	years	years
Current pensioners
Males	27.2	27.2	28.1
Females	29.0	28.7	29.7
Future pensioners, currently aged 40
Males	28.4	28.6	29.3
Females	30.5	30.4	31.5

Sensitivities of the present value of defined benefit obligations

	(Decrease)/	(Decrease)/	Increase in
	increase in	increase in	net pension
	value of	value of	assets/
	assets	liabilities	(obligations)
2018	£m	£m	£m
0.25% increase in interest rates/discount rate	(2,214)	(1,644)	(570)
0.25% increase in inflation	1,487	1,199	288
0.25% increase in credit spreads	(5)	(1,644)	1,639
Longevity increase of one year	—	1,414	(1,414)
0.25% additional rate of increase in pensions in payment	—	1,215	(1,215)
Increase in equity values of 10% (1)	419	—	419
2017
0.25% increase in interest rates/discount rate	(2,218)	(1,964)	(254)
0.25% increase in inflation	1,289	1,329	(40)
0.25% increase in credit spreads	(7)	(1,964)	1,957
Longevity increase of one year	—	1,478	(1,478)
0.25% additional rate of increase in pensions in payment	—	1,328	(1,328)
Increase in equity values of 10% (1)	909	—	909

Note:

(1)	Includes both quoted and private equity.

Different classes of scheme members proportions

	2018	2017
Membership category	%	%
Active members	12.9	16.2
Deferred members	48.6	47.3
Pensioners and dependants	38.5	36.5
	100.0	100.0

History of defined benefit schemes

	Main section					All schemes
	2018	2017	2016	2015	2014	2018	2017	2016	2015	2014
History of defined benefit schemes	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Fair value of plan assets	43,806	44,652	43,824	30,703	30,077	48,752	49,746	49,229	34,708	34,359
Present value of plan obligations	35,466	37,937	38,851	30,966	31,776	39,607	42,378	43,990	35,152	36,643
Net surplus/(deficit)	8,340	6,715	4,973	(263)	(1,699)	9,145	7,368	5,239	(444)	(2,284)

Experience (losses)/gains on plan liabilities	(122)	(107)	658	233	3	(81)	(93)	794	258	18
Experience (losses)/gains on plan assets	(1,891)	1,580	8,562	(415)	4,629	(2,090)	1,728	9,254	(458)	5,171
Actual return on plan assets	(768)	2,735	9,872	703	5,766	(848)	3,013	10,708	749	6,485
Actual return on plan assets - %	(1.7)%	6.2%	32.2%	2.3%	23.8%	(1.7)%	6.1%	30.9%	2.2%	22.8%